Goodwill and Other Intangible Assets (Schedule of Intangible Assets) (Details) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Total amortized intangibles - gross	$ 536.6	$ 119.7
Total amortized intangibles - accumulated amortization	149.7	82.1
Total amortized intangibles - net	386.9	37.6
Total gross intangibles	563.1	129.9
Total accumulated amortization intangibles	149.7	82.1
Total net intangibles	413.4	47.8
Trademarks and Patents [Member]
Indefinite life intangibles	26.5	10.2
Total amortized intangibles - gross	43.4	20.3
Total amortized intangibles - accumulated amortization	25.2	14.1
Total amortized intangibles - net	18.2	6.2
Non-Compete Agreements [Member]
Total amortized intangibles - gross	14.0	3.8
Total amortized intangibles - accumulated amortization	5.4	2.8
Total amortized intangibles - net	8.6	1.0
Customer Relationships [Member]
Total amortized intangibles - gross	392.7	48.4
Total amortized intangibles - accumulated amortization	89.2	41.1
Total amortized intangibles - net	303.5	7.3
Other Intangible [Member]
Total amortized intangibles - gross	86.5	47.2
Total amortized intangibles - accumulated amortization	29.9	24.1
Total amortized intangibles - net	56.6	23.1
Unamortized Intangible [Member]
Indefinite life intangibles	$ 26.5	$ 10.2